Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2017	May 31, 2014	May 31, 2014	May 31, 2014	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000244046
Account Value [Line Items]
Line Graph and Table Measure Name				Zacks All-Cap Core Fund - Institutional
Account Value		$ 10,000	$ 10,000	$ 10,000	$ 29,662	$ 22,857	$ 22,853	$ 22,980	$ 16,644	$ 14,927	$ 14,535	$ 12,633	$ 11,064	$ 11,329
C000244048
Account Value [Line Items]
Line Graph and Table Measure Name					Zacks Dividend Fund - Institutional
Account Value	$ 10,000				$ 18,767	15,520	16,877	15,970	11,931	11,840	11,289	10,400
C000244047
Account Value [Line Items]
Line Graph and Table Measure Name			Zacks Dividend Fund - Investor
Account Value		$ 10,000	$ 10,000	10,000	22,113	18,296	19,769	18,733	14,031	13,960	13,341	12,314	10,848	10,568
C000244050
Account Value [Line Items]
Line Graph and Table Measure Name		Zacks Small-Cap Core Fund - Institutional
Account Value		$ 10,000	10,000	$ 10,000	22,616	18,429	18,976	19,396	12,026	13,995	15,807	13,312	10,775	11,319
C000244049
Account Value [Line Items]
Line Graph and Table Measure Name				Zacks Small-Cap Core Fund - Investor
Account Value		10,000	10,000	$ 10,000	22,034	17,994	18,572	19,038	11,832	13,804	15,637	13,203	10,712	11,288
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		10,000	$ 10,000	$ 10,000	31,295	24,529	24,040	24,960	17,344	15,560	15,181	13,194	11,211	11,186
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000				25,836	20,184	19,701	20,250	14,194	12,613	12,190	10,638
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000				18,698	15,363	16,094	15,946	11,044	11,228	11,068	10,225
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		10,000	$ 10,000	10,000	32,178	25,138	24,537	25,220	17,678	15,709	15,182	13,249	11,278	11,191
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		$ 10,000	$ 10,000	10,000	22,848	18,772	19,666	19,485	13,495	13,720	13,524	12,494	10,897	10,903
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 10,000	10,000	10,000	31,295	24,529	24,040	24,960	17,344	15,560	15,181	13,194	11,211	11,186
Russell 2000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	10,000	$ 10,000	18,247	15,422	16,431	20,000	12,288	12,917	14,399	12,078	10,179	10,988
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		10,000	10,000	$ 10,000	31,295	24,529	24,040	24,960	17,344	15,560	15,181	13,194	11,211	11,186
Russell 2000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	$ 10,000	$ 10,000	$ 18,247	$ 15,422	$ 16,431	$ 20,000	$ 12,288	$ 12,917	$ 14,399	$ 12,078	$ 10,179	$ 10,988